Offerings - Offering: 1	Oct. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share (the "Class A Common Stock"), issuable pursuant to the exercise of stock options
Amount Registered | shares	2,395,762
Proposed Maximum Offering Price per Unit	2.26
Maximum Aggregate Offering Price	$ 5,414,422.12
Fee Rate	0.0087%
Amount of Registration Fee	$ 471.05
Offering Note	Note 1a. Represents outstanding unvested stock options under the Claros, Inc. 2024 Equity Incentive Plan (the "Plan") to purchase shares of Claros common stock that were assumed by the Registrant and converted into stock options to purchase shares of the Class A Common Stock (the "Common Stock"). Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares of the Registrant's Class A common stock, par value $0.0001 per share (the "Class A Common Stock"), that may become issuable by reason of any stock split, stock distribution or similar transaction. Note 1b. The proposed maximum aggregate offering price was calculated using the weighted-average exercise price of such outstanding unvested stock options of $2.26 per share.